UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2026

SMI 3Fourteen REAL Asset Allocation and SMI 3Fourteen Full-Cycle Trend ETF (the “SMI ETFs”)

ITEM 1.(a).  Reports to Stockholders.

SMI 3Fourteen REAL Asset Allocation ETF Tailored Shareholder Report

semi-annual shareholder report | June 30, 2026 SMI 3Fourteen REAL Asset Allocation ETF ticker: RAA (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the SMI 3Fourteen REAL Asset Allocation ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.3fourteensmi.com/raa or (844) 328-3383.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen REAL Asset Allocation ETF	$40	0.77%¹
¹	Annualized.

Asset Allocation

Equities - 41.12%

Alternatives - 31.84%

Fixed Income - 26.70%

Top 10 Holdings
BNY Mellon US Large Cap Core Equity ETF	9.96%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	6.97%
Schwab High Yield Bond ETF	5.98%
Vanguard International Corporate Bond Index	5.97%
Schwab Long-Term U.S. Treasury ETF	5.94%
iMGP DBi Managed Futures Strategy ETF	5.79%
iShares MSCI Emerging Markets ex China	4.00%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.98%
Sprott Physical Gold Trust	3.97%
Vanguard Small-Cap ETF	3.00%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.3fourteensmi.com/raa.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$589,244,986
Number of Holdings	185
Total Net Advisory Fee	$2,141,298
Portfolio Turnover Rate	85.85%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

SMI 3Fourteen Full-Cycle Trend ETF Tailored Shareholder Report

semi-annual Shareholder Report | June 30, 2026 SMI 3Fourteen Full-Cycle Trend ETF ticker: FCTE (Listed on the NASDAQ Stock Market®)

This semi-annual shareholder report contains important information about the SMI 3Fourteen Full-Cycle Trend ETF for the period of January 1, 2026 to June 30, 2026. You can find additional information at www.3fourteensmi.com/fcte or (844) 328-3383.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen Full-Cycle Trend ETF	$46	0.85%¹
¹	Annualized.

Sector Breakdown

Industrials
25.02%
Health Care
19.90%
Information Technology - Hardware
15.07%
Information Technology - Software
15.02%
Communication Services
10.02%
Energy
5.02%
Consumer Discretionary
5.01%
Consumer Staples
4.96%

Top 10 Holdings
Apple, Inc.	5.07%
Jabil, Inc.	5.04%
Meta Platforms, Inc.	5.03%
Lockheed Martin Corp.	5.03%
Texas Pacific Land Corp.	5.02%
Microsoft Corp.	5.02%
Old Dominion Freight	5.02%
McKesson Corp.	5.02%
Hubbell, Inc.	5.01%
Lowe's Companies, Inc.	5.01%

For additional information about the Fund, including its prospectus, financial statements and other information, holdings and proxy information, visit www.3fourteensmi.com/fcte.

Key Fund Statistics

(as of June 30, 2026)

Fund Net Assets	$244,268,718
Number of Holdings	20
Total Net Advisory Fee	$955,576
Portfolio Turnover Rate	194.58%

What did the Fund invest in?

(% of Net Assets as of June 30, 2026)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SMI 3Fourteen REAL Asset Allocation ETF
SMI 3Fourteen Full-Cycle Trend ETF

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended June 30, 2026 (unaudited)

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
32.05%	COMMON STOCKS

1.98%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	8,629	$3,083,746
	Alphabet, Inc. Class C	8,090	2,858,440
	Comcast Corp. Class A	16,828	413,127
	Electronic Arts, Inc.	1,123	230,260
	Meta Platforms, Inc.	4,467	2,516,216
	Netflix, Inc.(A)	17,725	1,265,565
	Take-Two Interactive(A)	846	211,483
	T-Mobile US, Inc.	4,600	771,558
	Warner Bros. Discovery, Inc.(A)	11,595	309,123
			11,659,518

1.97%	CONSUMER DISCRETIONARY
	Airbnb, Inc.(A)	1,910	273,321
	Amazon.com, Inc.(A)	16,160	3,851,574
	Booking Holdings, Inc.	3,239	577,319
	DoorDash, Inc.(A)	1,816	335,106
	Genuine Parts Co.	8,544	1,008,021
	Marriott International Class A	1,227	454,714
	McDonald’s Corp.	871	235,440
	MercadoLibre, Inc.(A)	231	392,097
	O’Reilly Automotive, Inc.(A)	3,922	361,177
	Pinduoduo, Inc.(A)	2,947	224,797
	Ross Stores, Inc.	1,421	302,460
	Starbucks Corp.	4,739	484,278
	Tesla, Inc.(A)	7,391	3,108,655
			11,608,959

1.98%	CONSUMER STAPLES
	The Clorox Co.	12,432	1,186,510
	Coca-Cola European Partners plc	2,146	214,750
	Costco Wholesale Corp.	1,853	1,733,426
	Hormel Foods Corp.	46,518	1,154,577
	The JM Smucker Co.	7,536	847,800
	Kenvue, Inc.	61,662	1,178,361
	Keurig Dr Pepper, Inc.	6,357	208,065
	Kimberly-Clark Corp.	10,721	1,176,844
	The Kraft Heinz Co.	5,573	131,634
	Mondelez International Inc. Class A	5,884	340,331
	Monster Beverage Corp.(A)	4,521	434,559

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
	PepsiCo, Inc.	5,789	$783,831
	Walmart, Inc.	20,313	2,300,650
			11,691,338

4.14%	ENERGY
	Baker Hughes Co.	4,546	252,303
	Canadian Natural Resources Ltd.	59,130	2,335,635
	Cheniere Energy, Inc.	9,653	2,307,164
	Chevron Corp.	18,023	2,987,492
	Diamondback Energy, Inc.	1,304	229,217
	EQT Corp.	43,879	2,333,046
	Exxon Mobil Corp.	17,240	2,357,053
	Marathon Petroleum Corp.	9,037	2,310,490
	Occidental Petroleum Corp.	47,595	2,311,689
	Schlumberger NV	50,583	2,351,604
	Suncor Energy, Inc.	43,384	2,328,853
	Williams Cos., Inc.	31,150	2,315,691
			24,420,237

0.54%	FINANCIALS
	Erie Indemnity Co.	2,771	664,347
	Franklin Resources, Inc.	34,912	1,161,522
	PayPal Holdings, Inc.	4,251	183,558
	T Rowe Price Group, Inc.	10,264	1,166,914
			3,176,341

1.01%	HEALTH CARE
	Abbott Laboratories	2,141	194,274
	Abbvie, Inc.	3,885	977,621
	Alnylam Pharmaceuticals, Inc.(A)	621	186,940
	Amgen, Inc.	2,244	812,597
	Dexcom, Inc.(A)	1,674	112,744
	GE Healthcare Technologies	2,147	137,429
	Gilead Sciences, Inc.	5,143	649,767
	Idexx Laboratories, Inc.(A)	363	191,098
	Insmed, Inc.(A)	1	107
	Intuitive Surgical, Inc.(A)	1,632	649,014
	Medtronic plc	14,891	1,164,923
	Regeneron Pharmaceuticals, Inc.	469	292,440
	Vertex Pharmaceuticals(A)	1,159	575,710
			5,944,664

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
1.37%	INDUSTRIALS
	A O Smith Corp.	15,992	$1,003,018
	Automatic Data Processing, Inc.	6,941	1,554,437
	Axon Enterprise, Inc.(A)	363	203,501
	Cintas Corp.	1,883	320,261
	Copart, Inc.(A)	4,459	125,699
	CSX Corp.	8,845	420,403
	Fastenal Co.	9,508	456,669
	Ferrovial SE	3,323	227,991
	Honeywell Aerospace, Inc.(A)	1	221
	Honeywell International, Inc.	1,442	322,864
	Illinois Tool Works, Inc.	4,392	1,187,904
	Old Dominion Freight	939	203,387
	PACCAR, Inc.	2,437	292,732
	Paychex, Inc.	1,572	154,575
	Rocket Lab Corp.(A)	2,341	237,963
	Stanley Black & Decker, Inc.	12,454	1,172,170
	Thomson Reuters Corp.	1,917	156,561
			8,040,356

9.89%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	1,758	360,425
	Advanced Micro Devices(A)	6,314	3,667,866
	Analog Devices, Inc.	1,998	793,546
	Apple, Inc.	21,453	6,207,640
	Applied Materials, Inc.	3,112	2,249,976
	AppLovin Corp.(A)	1,228	632,702
	Arm Holdings plc(A)	1,673	593,196
	ASML Holding NV	392	779,860
	Astera Labs, Inc.(A)	641	309,616
	Autodesk, Inc.(A)	986	191,698
	Broadcom, Inc.	7,022	2,652,560
	Cadence Design Systems(A)	1,237	464,271
	Cisco Systems, Inc.	16,238	1,907,316
	Cognizant Tech Solutions	2	77
	CrowdStrike Holdings, Inc.(A)	1,069	815,797
	Datadog, Inc. Class A(A)	1,413	367,889
	Fortinet, Inc.(A)	3,209	492,967
	Intel Corp.(A)	19,475	2,719,294
	International Business Machines Corp.	3,622	1,018,543
	Intuit, Inc.	1,209	315,549
	KLA Corp.	5,084	1,533,894

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
	Lam Research Corp.	4,962	$2,150,184
	Lumentum Holdings, Inc.(A)	332	284,876
	Marvell Technology, Inc.	3,343	995,846
	Microchip Technology, Inc.	2,507	228,638
	Micron Technology, Inc.	4,637	5,352,443
	Microsoft Corp.	11,032	4,115,157
	Monolithic Power Systems, Inc.	224	309,649
	Nebius Group NV(A)	828	228,669
	Nvidia Corp.	35,587	7,120,603
	NXP Semiconductors NV	1,180	331,615
	Palantir Technologies Inc.(A)	9,255	1,079,781
	Palo Alto Networks, Inc.(A)	3,440	1,173,109
	Qualcomm, Inc.	4,357	805,130
	Roper Technologies, Inc.	464	157,013
	Sandisk Corp.(A)	573	1,302,847
	Seagate Technology Holdings plc	993	958,245
	Shopify, Inc. Class A(A)	5,402	616,800
	Strategy, Inc. Class A(A)	1,368	118,920
	Synopsys, Inc.(A)	898	400,571
	Teradyne, Inc.	632	305,787
	Texas Instruments, Inc.	3,634	1,083,186
	Western Digital Corp.	1,533	979,158
	Workday, Inc. Class A(A)	856	104,792
	Zscaler, Inc.(A)	1	141
			58,277,842

6.56%	MATERIALS
	Agnico Eagle Mines Ltd.	19,587	3,038,531
	Air Products and Chemicals, Inc.	649	190,274
	Amcor plc	27,184	1,178,426
	Anglo American plc	78,840	1,948,136
	Barrick Mining Corporation	61,126	2,245,158
	BHP Group Ltd.	88,198	7,347,775
	Franco-Nevada Corp.	7,387	1,539,746
	Freeport-McMoran, Inc.	50,355	3,166,826
	Glencore plc	203,481	2,769,377
	Linde plc	1,882	976,645
	Newmont Goldcorp Corp.	42,803	3,997,800
	Nucor Corp.	8,158	1,817,195
	PPG Industries, Inc.	8,162	989,969
	Rio Tinto plc	42,254	4,011,172
	Vale SA	105,371	1,584,780
	Wheaton Precious Metals Corp.	16,362	1,837,780
			38,639,590

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
2.18%	REAL ESTATE
	AvalonBay Communities, Inc. REIT	2,340	$441,535
	Digital Realty Trust, Inc. REIT	4,008	719,757
	Equinix, Inc. REIT	1,094	1,140,375
	Equity Residential REIT	6,142	417,226
	Essex Property Trust, Inc. REIT	1,014	295,672
	Extra Space Storage, Inc. REIT	3,184	462,635
	Host Hotels & Resorts, Inc. REIT	10,623	251,871
	Invitation Homes, Inc. REIT	10,397	314,093
	Iron Mountain, Inc. REIT	4,493	567,511
	Kimco Realty Corp. REIT	9,191	232,992
	Mid-America Apartment Communities REIT	1,696	235,642
	Prologis, Inc. REIT	10,283	1,393,038
	Public Storage REIT	2,198	699,645
	Realty Income Corp. REIT	28,539	1,768,277
	Simon Property Group, Inc. REIT	3,681	823,256
	Sun Communities, Inc. REIT	2,000	239,820
	Ventas, Inc. REIT	7,348	652,503
	Vici Properties, Inc. REIT	17,502	464,678
	W. P. Carey, Inc. REIT	3,306	236,379
	Welltower, Inc. REIT	6,559	1,488,696
			12,845,601

0.43%	UTILITIES
	American Electric Power, Inc.	2,564	350,781
	Consolidated Edison, Inc.	1,739	192,386
	Constellation Energy Corp.	1,669	414,530
	Eversource Energy	15,543	1,123,293
	Exelon Corp.	4,871	227,086
	Xcel Energy, Inc.	2,867	230,220
			2,538,296

32.05%	TOTAL COMMON STOCKS
	(Cost: $170,405,165)		188,842,742

67.76%	EXCHANGE TRADED FUNDS

6.97%	COMMODITIES
	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	2,587,034	41,082,100

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
5.97%	CORPORATE BONDS
	Vanguard International Corporate Bond Index	425,636	$35,178,815

2.00%	CRYPTO CURRENCY
	Grayscale Bitcoin Mini Trust ETF(A)	454,428	11,792,407

4.00%	EMERGING EX. CHINA
	iShares MSCI Emerging Markets ex China	230,630	23,593,449

3.98%	EMERGING MKT BONDS
	iShares J.P. Morgan USD Emerging Markets Bond ETF	243,090	23,443,600

2.01%	EUROPE
	Franklin FTSE Europe ETF	304,130	11,815,450

3.97%	GOLD
	Sprott Physical Gold Trust(A)	774,770	23,374,811

5.98%	HIGH YIELD BONDS
	Schwab High Yield Bond ETF	1,345,265	35,219,038

2.00%	JAPAN
	Franklin FTSE Japan ETF	296,056	11,768,226

7.00%	MANAGED FUTURES
	iMGP DBi Managed Futures Strategy ETF	1,114,550	34,116,375
	Simplify DBi CTA Managed Futures Index ETF	277,854	7,121,398
			41,237,773

10.92%	TREASURIES
	Schwab Long-Term U.S. Treasury ETF	1,119,106	35,028,018
	Schwab U.S. TIPS ETF	663,627	17,586,115
	US Treasury 3 Month Bill ETF	235,703	11,752,152
			64,366,285

9.96%	US LARGE CAP
	BNY Mellon US Large Cap Core Equity ETF	409,475	58,714,620

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
3.00%	US SMALL CAP
	Vanguard Small-Cap ETF	58,316	$17,676,746

67.76%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $389,196,472)		399,263,320

0.13%	MONEY MARKET FUND
	First American Money Market Funds - Institutional Class 3.57%(B)
	(Cost: $749,220)	749,220	749,220

99.94%	TOTAL INVESTMENTS
	(Cost: $560,350,857)		588,855,282
0.06%	Other assets, net of liabilities		389,704
100.00%	NET ASSETS		$589,244,986

(A)Non-income producing.

(B)Effective 7-day yield as of June 30, 2026.

REIT - Real Estate Investment Trust.

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of InvestmentsJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

		Shares	Value
100.02%	COMMON STOCKS

10.02%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	34,114	$12,191,320
	Meta Platforms, Inc.	21,822	12,292,114
			24,483,434

5.01%	CONSUMER DISCRETIONARY
	Lowe’s Companies, Inc.	55,509	12,239,179

4.96%	CONSUMER STAPLES
	PepsiCo, Inc.	89,405	12,105,437

5.02%	ENERGY
	Texas Pacific Land Corp.	28,035	12,269,237

19.90%	HEALTH CARE
	Eli Lilly & Co.	10,050	12,054,272
	HCA Healthcare, Inc.	31,363	12,228,120
	Johnson & Johnson	47,534	12,072,210
	McKesson Corp.	16,226	12,260,366
			48,614,968

25.02%	INDUSTRIALS
	Ametek, Inc.	50,580	12,237,325
	Hubbell, Inc.	23,410	12,248,112
	Lockheed Martin Corp.	24,104	12,280,024
	Nordson Corp.	40,090	12,094,752
	Old Dominion Freight	56,635	12,267,141
			61,127,354

15.07%	INFORMATION TECHNOLOGY - HARDWARE
	Apple, Inc.	42,798	12,384,029
	Lam Research Corp.	28,131	12,190,006
	Monolithic Power Systems, Inc.	8,843	12,224,210
			36,798,245

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Schedule of Investments - continuedJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

			Shares	Value
15.02%		INFORMATION TECHNOLOGY - SOFTWARE
		Arista Networks, Inc.(A)	71,318	$12,115,502
		Jabil, Inc.	31,931	12,308,762
		Microsoft Corp.	32,887	12,267,509
				36,691,773

100.02%		TOTAL COMMON STOCKS
		(Cost: $243,622,835)		244,329,627

100.02%		TOTAL INVESTMENTS
		(Cost: $243,622,835)		244,329,627
(0.02%	)	Liabilities in excess of other assets		(60,909)
100.00%		NET ASSETS		$244,268,718

(A)Non-income producing.

SMI 3FOURTEEN ETFS

Statements of Assets and LiabilitiesJune 30, 2026 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

	SMI 3Fourteen REAL Asset Allocation ETF	SMI 3Fourteen Full-Cycle Trend ETF
ASSETS
Investments at value (1) (Note 1)	$588,855,282	$244,329,627
Cash	—	435,025
Receivable for securities sold	94,482,402	82,148,734
Receivable for capital stock sold	7,301,205	—
Dividends, interest and reclaims receivable	426,644	44,573
TOTAL ASSETS	691,065,533	326,957,959

LIABILITIES
Accrued advisory fees	376,037	163,231
Payable for capital stock redeemed	6,629,243	—
Payable for securities purchased	94,815,267	82,526,010
TOTAL LIABILITIES	101,820,547	82,689,241
NET ASSETS	$589,244,986	$244,268,718

Net Assets Consist of:
Paid-in capital	$537,450,895	$323,400,729
Distributable earnings (accumulated deficits)	51,794,091	(79,132,011)
Net Assets	$589,244,986	$244,268,718

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	20,000,000	8,365,000
Net Asset Value and Offering Price Per Share	$29.46	$29.20

(1) Identified cost of:	$560,350,857	$243,622,835

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFS

Statements of OperationsSix Months Ended June 30, 2026 (unaudited)

	SMI 3Fourteen REAL Asset Allocation ETF	SMI 3Fourteen Full-Cycle Trend ETF
INVESTMENT INCOME
Dividends (1)	$5,617,566	$899,185
Interest	16,326	—
Total investment income	5,633,892	899,185

EXPENSES
Investment advisory fees (Note 2)	2,252,534	1,000,544
Total expenses	2,252,534	1,000,544
Investment advisory fees waived (Note 2)	(111,236)	(44,968)
Net expenses	2,141,298	955,576

Net investment income (loss)	3,492,594	(56,391)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(2)	35,457,294	29,118,988
Net realized gain (loss) on foreign currency transactions	(14)	—
Total net realized gain (loss)	35,457,280	29,118,988

Net change in unrealized appreciation (depreciation) of investments	568,869	5,778,003
Net change in unrealized appreciation (depreciation) of foreign currencies	(25)	—
Total net change in unrealized appreciation (depreciation)	568,844	5,778,003

Net realized and unrealized gain (loss)	36,026,124	34,896,991

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$39,518,718	$34,840,600

(1) Net of foreign tax withheld:	$23,649	$—
(2) Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFS

Statements of Changes in Net Assets

SMI 3FOURTEEN ETFS

Statements of Changes in Net Assets

	SMI 3Fourteen REAL Asset Allocation ETF		SMI 3Fourteen Full-Cycle Trend ETF
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$3,492,594	$10,434,877	$(56,391)	$569,433
Total net realized gain (loss)	35,457,280	22,708,354	29,118,988	(22,891,167)
Total net change in unrealized appreciation (depreciation)	568,844	27,935,555	5,778,003	10,869,224
Increase (decrease) in net assets from operations	39,518,718	61,078,786	34,840,600	(11,452,510)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(3,016,415)	(10,434,877)	—	(581,990)
Return of capital	—	(127,786)	—	—
Decrease in net assets from distributions	(3,016,415)	(10,562,663)	—	(581,990)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	223,076,157	960,154,775	51,979,965	755,010,060
Shares redeemed	(177,253,125)	(503,751,247)	(55,334,441)	(976,608,721)
Increase (decrease) in net assets from capital stock transactions	45,823,032	456,403,528	(3,354,476)	(221,598,661)

NET ASSETS
Increase (decrease) during period	82,325,335	506,919,651	31,486,124	(233,633,161)
Beginning of period	506,919,651	—	212,782,594	446,415,755

End of period	$589,244,986	$506,919,651	$244,268,718	$212,782,594

(1)The Fund commenced operations on February 26, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN REAL ASSET ALLOCATION ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(1)

Net asset value, beginning of period	$27.48	$25.00
Investment activities
Net investment income (loss)(2)	0.18	0.62
Net realized and unrealized gain (loss) on investments(3)	1.95	2.45
Total from investment activities	2.13	3.07
Distributions
Net investment income	(0.15)	(0.58)
Return of capital	—	(0.01)
Total distributions	(0.15)	(0.59)
Net asset value, end of period	$29.46	$27.48

Total Return(4)	7.79%	12.31%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	0.81%	0.81%
Expenses, net of waiver (Note 2)	0.77%	0.77%
Net investment income (loss)	1.26%	2.82%
Portfolio turnover rate(6)	85.85%	162.07%
Net assets, end of period (000s)	$589,245	$506,920

(1)The Fund commenced operations on February 26, 2025.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN FULL-CYCLE TREND ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Period Ended December 31, 2024(1)

Net asset value, beginning of period	$24.93	$25.95	$24.57
Investment activities
Net investment income (loss) (2)	(0.01)	0.04	0.05
Net realized and unrealized gain (loss) on investments(3)	4.28	(1.01)	1.38
Total from investment activities	4.27	(0.97)	1.43
Distributions
Net investment income	—	(0.05)	(0.05)
Total distributions	—	(0.05)	(0.05)
Net asset value, end of period	$29.20	$24.93	$25.95

Total Return(4)	17.13%	(3.77%)	5.83%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	0.89%	0.89%	0.89%
Expenses, net of waiver (Note 2)	0.85%	0.85%	0.85%
Net investment income (loss)	(0.05%)	0.15%	0.40%
Portfolio turnover rate(6)	194.58%	354.12%	180.24%
Net assets, end of period (000s)	$244,269	$212,783	$446,416

(1)The Fund commenced operations on July 2, 2024.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(4)Total return is for the period indicated and has not been annualized.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial StatementsJune 30, 2026 (unaudited)

NOTE 1 –	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SMI 3Fourteen REAL Asset Allocation ETF (“SMI RAA”) and SMI 3Fourteen Full-Cycle Trend ETF (“SMI FCT”) (collectively, “the Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. SMI RAA commenced operations on February 26, 2025. SMI FCT commenced operations on July 2, 2024.

The investment objectives of the Funds are as follows:

Fund	Objective
SMI RAA	The Fund’s investment objective is to seek total return. Total return is comprised of both income and capital appreciation.
SMI FCT	The Fund’s investment objective is to seek long-term capital appreciation.

The Funds are each deemed to be individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy of the Funds are used by 3Fourteen & SMI Advisory Services, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s Net Asset Value (“NAV”).

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Funds’ NAV is calculated, that is likely to have changed the value of the security.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of June 30, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
SMI RAA
Assets
Common Stocks	$188,842,742	$—	$—	$188,842,742
Exchange Traded Funds	399,263,320	—	—	399,263,320
Money Market Fund	749,220	—	—	749,220
	$588,855,282	$—	$—	$588,855,282

SMI FCT
Assets
Common Stocks	$244,329,627	$—	$—	$244,329,627
	$244,329,627	$—	$—	$244,329,627

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and sector. The Funds held no Level 3 securities at any time during the six months ended June 30, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended June 30, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Prior to April 30, 2026, the Funds distributed dividends from net investment income on a quarterly basis. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 25,000 shares for SMI RAA and at least 5,000 shares for SMI FCT, known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank N.A. for SMI RAA and required to pay Citibank, N.A. for SMI FCT (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300 for SMI RAA and $250 for SMI FCT. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300 for SMI RAA and $250 for SMI FCT.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2026:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
SMI RAA	25,000	$300	$736,500
SMI FCT	5,000	250	146,000

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the expects that the risk of loss will be remote.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Funds, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds; and (ii) provides guidance and policy direction in connection with its daily management of the Funds’ assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Funds, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee of 0.81% for SMI RAA and 0.89% for SMI FCT, calculated daily and payable monthly as a percentage of the Funds’ average daily net assets. The Advisor has contractually agreed to waive its advisory fee up to a maximum of 4 basis points (0.04%) to the extent necessary to offset the proportionate share of acquired fund fees and expenses incurred by the Funds, until April 30, 2027, and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

The Advisor has retained Tidal Investments LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for handling the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Funds’ average daily net assets, at the following annual rate: 0.04% on the first $500 million in net assets, and 0.035% on net assets over $500 million, subject to a $25,000 annual minimum fee for each fund.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of the Funds. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent – SMI RAA

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

Fund Accountant and Transfer Agent – SMI FCT

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Custodian – SMI RAA

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Custodian – SMI FCT

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds,

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 –	INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales
SMI RAA	$485,809,444	$476,227,350
SMI FCT	453,308,777	451,484,090

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended June 30, 2026, were as follows:

Fund	Purchases	Sales	Realized Gains
SMI RAA	$216,449,104	$176,768,246	$45,910,221
SMI FCT	49,408,048	54,437,862	5,742,550
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Funds’ financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes;

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended June 30, 2026, and period ended December 31, 2025, were as follows:

Six Months Ended June 30, 2026
	SMI RAA	SMI FCT
Distributions paid from:
Ordinary income	$3,016,415	$—
	$3,016,415	$—

Period Ended December 31, 2025
	SMI RAA	SMI FCT
Distributions paid from:
Ordinary income	$10,434,877	$581,990
Return of Capital	127,786	—
	$10,562,663	$581,990

As of June 30, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Net unrealized appreciation (depreciation) of investments	Total
SMI RAA	$476,164	$22,813,527	$28,504,400	$51,794,091
SMI FCT	(56,390)	(79,782,413)	706,792	(79,132,011)

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMI RAA	$560,350,857	$40,105,965	$(11,601,565)	$28,504,400
SMI FCT	243,622,835	8,314,269	(7,607,477)	706,792

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 5 –	TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem shares at NAV only in blocks of 25,000 shares for SMI RAA and in blocks of 5,000 shares for SMI FCT (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Six Months Ended June 30, 2026
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
SMI RAA	7,725,000	(6,175,000)	1,550,000
SMI FCT	1,905,000	(2,075,000)	(170,000)

Period Ended December 31, 2025
Fund	Shares Sold	Shares Redeemed	Net Increase (Decrease)
SMI RAA	37,650,000	(19,200,000)	18,450,000
SMI FCT	28,800,000	(37,465,000)	(8,665,000)

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Notes to Financial Statements - continuedJune 30, 2026 (unaudited)

NOTE 6 –	RISKS OF INVESTING IN THE FUNDS

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objective. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 –	SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2026, 25.02% of the value of the net assets of SMI FCT were invested in securities within the Industrials sector.

NOTE 8 –	SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because 3Fourteen & SMI Advisory Services, LLC (the “Advisor”) has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Funds from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract and Investment Sub-Advisory Agreement

At a meeting held on March 10-11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and 3Fourteen & SMI Advisory Services, LLC (“3Fourteen & SMI,” or the “Adviser”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) among the Adviser, the Trust, and Tidal Investments, LLC (“Tidal”), with respect to the SMI 3Fourteen Full-Cycle Trend ETF (“FCTE”) and SMI 3Fourteen REAL Asset Allocation ETF (“RAA”) (together, FCTE and RAA are the “SMI ETFs” and each an “SMI ETF”). The Board reflected on its discussions with the representatives from the Adviser and Tidal regarding the manner in which the SMI ETFs are managed and the roles and responsibilities of the Adviser and Tidal under the SMI Advisory Agreement and SMI Sub-Advisory Agreement (together, the “SMI Advisory Agreements”).

The Trustees reviewed a memorandum from counsel of the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the SMI Advisory Agreements and the responses of the Adviser and Tidal to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. Trust Counsel noted that the responses included information on the personnel

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Supplemental Information (unaudited) - continued

of and services to be provided by the Adviser and Tidal, an expense comparison analysis for each SMI ETF and comparable ETFs, and the SMI Advisory Agreements. He discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the SMI Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by the Adviser and Tidal; (ii) the investment performance of the SMI ETFs; (iii) the costs of the services to be provided and profits to be realized by the Adviser and Tidal from the relationship with each SMI ETF; (iv) the extent to which economies of scale would be realized if each SMI ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting, as well as other information provided or presented by the Adviser at other meetings of the Board. The Board requested or was provided with information and reports relevant to the approval of the SMI Advisory Agreements, including: (i) information regarding the services and support to be provided by the Adviser and Tidal to each SMI ETF; (ii) presentations by management of the Adviser at the Meeting addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the SMI ETFs; (iii) information pertaining to the compliance structures of the Adviser and Tidal; (iv) disclosure information contained in the Trust’s registration statements and each firm’s Form ADV and its policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the SMI Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Trust Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser and Tidal, including financial information, personnel and the services to be provided by the Adviser and Tidal to each SMI ETF, each firm’s compliance program, current legal matters, and other general information; (ii) expenses of each SMI ETF and comparative expense information for other ETFs with strategies similar to each SMI ETF prepared by an independent third party; (iii) the anticipated effect of size on each SMI ETF’s performance and expenses; and (iv) benefits anticipated to be realized by the Adviser and Tidal from their relationship with each SMI ETF.

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the SMI Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the SMI Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser and Tidal

In this regard, the Board considered the responsibilities of the Adviser and Tidal under the SMI Advisory Agreements. The Board reviewed the services to be provided by the Adviser and Tidal to the SMI ETFs, including, without limitation, the Adviser’s process for formulating investment recommendations and the processes of the Adviser and Tidal for assuring compliance with each SMI ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by the Adviser for the SMI ETFs among the service providers; and the anticipated efforts of the Adviser to promote each SMI ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of the Adviser and Tidal; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures.

After reviewing the foregoing and further information from the Adviser and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser and Tidal were satisfactory and adequate for the SMI ETFs.

The investment performance of the SMI ETFs

The Board compared the investment performance of each SMI ETF to the median performance of a customized Morningstar category (each a “Category”) and to peers in its Category as identified by Broadridge Financial Solutions (“Broadridge”), and its benchmark. The Board noted that the FCTE underperformed its Category, Peer Group and its benchmark for the one-year period ended December 31, 2025. The Board acknowledged the Adviser’s commentary about FCTE’s quantitative strategy and that it typically holds twenty (20) different issuers, which can vary from calendar quarter to calendar quarter. The Board noted that the RAA had less than one year of operation as of December 31, 2025, and thus no performance information was available for such a comparison. The Board acknowledged the Adviser’s quarterly commentary about RAA’s performance, including RAA’s outperformance of its benchmark since inception through December 31, 2025.

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Supplemental Information (unaudited) - continued

The Board concluded, in light of all the facts and circumstances, that the investment performance of the FCTE and RAA were satisfactory, but the Board noted that it would continue to monitor each SMI ETF’s performance.

The costs of services to be provided and profits to be realized by the Adviser and Tidal from the relationship with the SMI ETFs

In this regard, the Board considered the financial condition of the Adviser and Tidal and the level of commitment to the SMI ETFs by the Adviser and Tidal. The Board also considered the assets and expenses of each SMI ETF, including the nature and frequency of advisory payments. The Trustees noted the information on the Adviser’s and Tidal’s profitability. The Board compared the unitary fee of each SMI ETF to the advisory fees and expense ratios of ETFs in its Category and Peer Group. The Trustees noted that the FCTE’s unitary fee was higher than the median gross and net advisory fees of the Category and Peer Group, and higher than the median gross and net expense ratios of its Category and Peer Group. The Board noted that RAA’s unitary fee was higher than the median gross and net expense ratios of its Category and Peer Group, and higher than the median gross and net advisory fees of its Category and Peer Group. The Trustees noted that the broad range of expense ratios fees in each SMI ETF’s Peer Group, and that each SMI ETF’s advisory fee and net expense ratio were within the range of funds in its Peer Group. The Trustees also considered the split of the advisory fees paid to the Adviser versus those paid to Tidal and the respective services provided by each to the SMI ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to the Adviser and Tidal were within an acceptable range of what could have been negotiated at arm’s length in light of all of the facts and circumstances.

The extent to which economies of scale would be realized as each SMI ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of each SMI ETF’s shareholders

The Trustees considered that, under the facts and circumstances, the SMI ETFs were not yet sufficient size for the Adviser to realize economies of scale. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases, and that the Adviser had provided fee waivers. The Board noted that the Adviser would consider breakpoints as the SMI ETFs gained assets.

FINANCIAL STATEMENTS | JUNE 30, 2026

SMI 3FOURTEEN ETFs

Supplemental Information (unaudited) - continued

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the SMI ETFs; the basis of decisions to buy or sell securities for the SMI ETFs; and the substance and administration of the Code of Ethics and other relevant policies of the Adviser and Tidal. The Board noted that the Adviser and Tidal have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the SMI ETFs. The Board also considered potential benefits for the Adviser and Tidal in managing the SMI ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of the Adviser and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by the Adviser and Tidal from managing the SMI ETFs were satisfactory.

After additional consideration of the factors delineated in Trust Counsel’s memorandum, the Board concluded that the Adviser’s and Tidal’s compensation was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all of the surrounding circumstances, and the Board approved the renewal of the SMI Advisory Agreements for a one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 8, 2026

* Print the name and title of each signing officer under his or her signature.